Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr (983)	SFr (2,710)	SFr (2,944)
Net income attributable to shareholders for basic earnings per share	(983)	(2,710)	(2,944)
Available for common shares	(983)	(2,713)	(2,958)
Available for unvested share-based payment awards	0	3	14
Net income/(loss) attributable to shareholders for diluted earnings per share	(983)	(2,710)	(2,944)
Available for common shares	(983)	(2,713)	(2,958)
Available for unvested share-based payment awards	SFr 0	SFr 3	SFr 14
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,413.8	2,136.8	1,794.7
Dilutive share options and warrants (in shares)	0.0	0.0	0.0
Dilutive share awards (in shares)	0.0	0.0	0.0
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,413.8	2,136.8	1,794.7
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	0.1	3.0	25.7
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr (0.41)	SFr (1.27)	SFr (1.65)
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr (0.41)	SFr (1.27)	SFr (1.65)
Weighted-average potential dilutive common shares	9.8	11.3	7.6
Weighted-average share options and warrants (antidilutive)	2.9	3.2	0.9
Weighted-average share awards (antidilutive)	57.7	54.6	47.8